Restructuring Schedule of Company's Resource Alignment Program (Details) - Resource Alignment Program $ in Millions	12 Months Ended
Feb. 29, 2016 USD ($)
Restructuring Cost and Reserve
Charges incurred	$ 136
Payments for Restructuring	(98)
Restructuring Reserve	38
Employee Termination Benefits
Restructuring Cost and Reserve
Charges incurred	73
Payments for Restructuring	(61)
Restructuring Reserve	12
Facilities Costs
Restructuring Cost and Reserve
Charges incurred	41
Payments for Restructuring	(15)
Restructuring Reserve	26
Manufacturing Expense
Restructuring Cost and Reserve
Charges incurred	16
Payments for Restructuring	(16)
Restructuring Reserve	0
Other Charges
Restructuring Cost and Reserve
Charges incurred	6
Payments for Restructuring	(6)
Restructuring Reserve	$ 0